Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (84.5%)
Albania (2.7%)
Sovereign (2.7%)
Albanian Government Bond,
3.70%, 1/10/28	ALL	1,800	$22
3.90%, 1/22/30		75,900	940
4.05%, 2/7/32		43,200	539
4.30%, 7/10/27		114,500	1,420
4.70%, 2/23/27		37,000	459
4.95%, 7/22/29		353,300	4,545
5.25%, 1/26/29 - 1/23/35		254,100	3,302
5.59%, 2/19/40		6,100	82
6.13%, 7/25/34		17,100	228
			11,537
Angola (1.0%)
Sovereign (1.0%)
Angolan Government International Bond,
9.13%, 11/26/49		$531	461
9.24%, 1/15/31		908	915
9.38%, 5/8/48		721	643
9.88%, 10/15/35		2,422	2,440
			4,459
Armenia (3.5%)
Sovereign (3.5%)
Republic of Armenia Treasury Bond,
8.60%, 4/29/30	AMD	167,855	456
9.00%, 4/29/26 - 10/29/35		895,573	2,461
9.25%, 4/29/28		786,700	2,152
9.60%, 10/29/33		2,652,886	7,581
9.75%, 10/29/50 - 10/29/52		757,312	2,189
			14,839
Benin (0.3%)
Sovereign (0.3%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	223	259
6.88%, 1/19/52		473	518
7.96%, 2/13/38		$559	585
			1,362
Brazil (1.2%)
Sovereign (1.2%)
Brazil Notas do Tesouro
Nacional,
6.00%, 5/15/35	BRL	6,389	5,117

Colombia (0.3%)
Corporate Bond (0.3%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	4,979,415	1,246

Congo (0.7%)
Sovereign (0.7%)
Congolese International Bond,
9.88%, 11/7/32		$3,385	3,159

Dominican Republic (0.2%)
Sovereign (0.2%)
Dominican Republic International Bond,
11.25%, 9/15/35	DOP	49,350	885

Egypt (5.9%)
Corporate Bond (0.2%)
Absa Bank Ltd.,
0.00%, 7/9/26	EGP	50,000	967

Sovereign (5.7%)
Egypt Government Bond,
19.98%, 5/20/30		505,088	11,120
24.46%, 10/1/27		587,636	12,822
			23,942
			24,909
Ethiopia (1.2%)
Sovereign (1.2%)
Ethiopia International Bond,
6.63%, 12/11/49 (a)		$290	307
6.63%, 12/11/49		4,412	4,681
			4,988
Gabon (0.2%)
Sovereign (0.2%)
Gabon Government International Bond,
6.63%, 2/6/31		410	351
9.50%, 2/18/29		420	396
			747

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Ghana (0.1%)
Sovereign (0.1%)
Ghana Cocoa Bond,
13.00%, 8/30/27 - 8/28/28	GHS	3,285	$296
5.00% Cash, 3.80% PIK
8.80%, 2/12/30 (b)		1,952	148
5.00% Cash, 4.85% PIK
9.85%, 2/3/37 (b)		938	61
5.00% Cash, 5.00% PIK
10.00%, 2/2/38 (b)		1,043	67
			572
Guatemala (0.1%)
Sovereign (0.1%)
Guatemala Government Bond,
6.60%, 6/13/36		$283	303

Hungary (2.8%)
Sovereign (2.8%)
Hungary Government Bond,
3.00%, 10/27/38 - 4/25/41	HUF	2,558,670	5,308
4.00%, 4/28/51		292,520	579
7.00%, 10/24/35		1,869,140	5,995
			11,882
India (1.4%)
Sovereign (1.4%)
India Government Bond,
7.24%, 8/18/55	INR	261,790	2,821
7.30%, 6/19/53		273,000	2,944
			5,765
Indonesia (5.7%)
Sovereign (5.7%)
Indonesia Treasury Bond,
6.38%, 4/15/32	IDR	6,661,000	402
6.75%, 7/15/35		10,558,000	646
7.00%, 9/15/30 - 2/15/33		178,804,000	11,070
7.13%, 6/15/38 - 6/15/43		44,853,000	2,801
7.50%, 6/15/35 - 4/15/40		60,938,000	3,903
8.38%, 4/15/39		20,000,000	1,379
8.75%, 5/15/31		58,978,000	3,967
			24,168
Kazakhstan (2.9%)
Sovereign (2.9%)
Development Bank of Kazakhstan JSC,
13.00%, 4/15/27 (a)	KZT	1,922,000	3,676
Kazakhstan Government Bond - MEOKAM,
16.95%, 10/9/30		746,612	1,517
Kazakhstan Government Bond - MEUKAM,
5.00%, 4/18/28		211,334	335
5.50%, 9/20/28		209,238	323
8.66%, 4/4/33		921,667	1,288
10.55%, 7/28/29		502,000	847
10.69%, 8/23/33		133,290	206
14.00%, 5/12/31 - 2/13/35		2,273,917	4,168
14.45%, 6/5/33		6,867	13
14.60%, 3/6/32		11,275	21
			12,394
Lebanon (0.6%)
Sovereign (0.6%)
Lebanon Government International Bond,
5.80%, 4/14/20 (c)(d)		$725	213
6.00%, 1/27/23 (c)(d)		566	166
6.10%, 10/4/22 (c)(d)		1,310	384
6.15%, 6/19/49 (c)(d)		129	38
6.20%, 2/26/25 (c)(d)		143	42
6.25%, 5/27/22 - 6/12/25 (c)(d)		477	140
6.38%, 3/9/20 (c)(d)		637	187
6.40%, 5/26/23 (c)(d)		2,275	669
6.60%, 11/27/26 (c)(d)		52	15
6.65%, 4/22/24 - 2/26/30 (c)(d)		243	72
6.75%, 11/29/27 (c)(d)		84	25
6.85%, 3/23/27 - 5/25/29 (c)(d)		297	87
7.00%, 12/3/24 - 3/23/32 (c)(d)		447	132
7.05%, 11/2/35 (c)(d)		1	—@
7.25%, 3/23/37 (c)(d)		179	54

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
8.20%, 5/17/33 (c)(d)		$1	$	—@
8.25%, 4/12/49 (c)(d)		531		159
				2,383
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	11,420		2,886
4.70%, 10/15/42		3,900		1,091
				3,977
Mexico (7.7%)
Sovereign (7.7%)
Mexican Bonos,
7.75%, 11/23/34	MXN	103,015		5,568
8.00%, 11/7/47 - 7/31/53		178,199		8,958
8.50%, 11/18/38		329,718		18,101
				32,627
Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond,
6.63%, 2/25/30 (a)		$200		208
6.63%, 2/25/30		500		521
				729
Montenegro (0.6%)
Sovereign (0.6%)
Montenegro Government International Bond,
4.88%, 4/1/32	EUR	1,963		2,395

Nigeria (0.8%)
Sovereign (0.8%)
Nigeria Government Bond,
17.95%, 6/25/32	NGN	4,060,927		2,992
19.00%, 2/21/34		303,000		237
				3,229
Paraguay (1.7%)
Sovereign (1.7%)
Paraguay Government International Bond,
7.90%, 2/9/31	PYG	9,444,000		1,385
7.90%, 2/9/31 (a)		36,978,000		5,422
8.50%, 3/4/35 (a)		1,652,000		244
				7,051
Peru (2.9%)
Sovereign (2.9%)
Peru Government Bond,
5.40%, 8/12/34	PEN	14,327		4,259
6.85%, 8/12/35		6,428		2,056
6.90%, 8/12/37		12,368		3,873
7.60%, 8/12/39		6,348		2,076
				12,264
Poland (3.5%)
Sovereign (3.5%)
Republic of Poland Government Bond,
2.00%, 8/25/36	PLN	56,867		14,833

Romania (1.7%)
Sovereign (1.7%)
Romania Government Bond,
4.25%, 4/28/36	RON	8,910		1,717
4.75%, 10/11/34		23,000		4,707
8.25%, 9/29/32		3,100		788
				7,212
Serbia (0.2%)
Sovereign (0.2%)
Serbia Treasury Bond,
4.50%, 8/20/32	RSD	45,030		447
7.00%, 10/26/31		44,730		502
				949
South Africa (13.0%)
Corporate Bonds (2.5%)
Absa Bank Ltd.,
0.00%, 2/19/26 - 11/5/26	EGP	548,825		10,596
13.75%, 9/27/50	TZS	446,700		182
				10,778
Sovereign (10.5%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	17,350		1,104
8.50%, 1/31/37		38,329		2,394
8.75%, 1/31/44		106,539		6,498

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
8.88%, 2/28/35	ZAR	309,817	$20,232
9.00%, 1/31/40		224,959	14,276
			44,504
			55,282
Sri Lanka (2.0%)
Sovereign (2.0%)
Sri Lanka Government Bond,
9.00%, 6/1/33 - 11/1/33	LKR	115,000	341
9.75%, 7/1/30		339,000	1,101
10.25%, 9/15/34		535,000	1,671
10.35%, 10/15/29		14,000	46
11.00%, 10/15/28 - 10/15/30		1,283,000	4,335
11.25%, 3/15/31		6,000	21
11.50%, 12/15/32		311,000	1,063
			8,578
Supranational (0.6%)
Sovereign (0.6%)
Corp. Andina de Fomento,
7.50%, 4/4/34	INR	132,000	1,414
8.25%, 4/26/34		107,000	1,196
			2,610
Suriname (0.8%)
Sovereign (0.8%)
Suriname Government International Bond,
7.70%, 11/6/30 (a)		$672	697
8.50%, 11/6/35 (a)		2,378	2,565
			3,262
Tanzania, United Republic Of (0.1%)
Corporate Bond (0.1%)
Absa Bank Ltd.,
13.50%, 8/2/35	TZS	1,264,000	558

Thailand (2.0%)
Sovereign (2.0%)
Thailand Government Bond,
1.60%, 6/17/35	THB	30,700	944
1.88%, 6/17/49		50,000	1,328
2.00%, 6/17/42		158,500	4,668
3.30%, 6/17/38		50,000	1,775
			8,715
Turkey (2.1%)
Sovereign (2.1%)
Turkiye Government Bond,
17.30%, 7/19/28	TRY	50,000	903
17.80%, 7/13/33		3,000	49
26.20%, 10/5/33		158,599	3,427
27.70%, 9/27/34		104,495	2,404
30.00%, 9/12/29		44,155	1,003
31.08%, 11/8/28		3,000	69
Turkiye Government Bond, 1 day TRY TLREF Rate + 0.00%
37.97%, 6/16/27 (e)		15,023	355
38.39%, 6/16/27 (e)		30,046	712
			8,922
Uganda (2.3%)
Sovereign (2.3%)
Republic of Uganda Government Bond,
14.25%, 6/22/34	UGX	23,000	6
14.38%, 2/3/33		467,300	126
15.00%, 6/18/43		3,190,400	839
15.80%, 6/23/39		23,231,200	6,486
16.25%, 11/8/35		7,893,100	2,293
			9,750
Ukraine (0.4%)
Sovereign (0.4%)
Ukraine Government International Bond,
4.00%, 2/1/32 (f)		$2,263	1,807

Uruguay (0.0%)‡
Sovereign (0.0%)‡
Uruguay Government International Bond,
3.40%, 5/16/45	UYU	5,185	138

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Uzbekistan (8.0%)
Corporate Bonds (4.3%)
European Bank for Reconstruction & Development,
17.20%, 4/9/26		$1,700	$1,768
17.35%, 3/1/27		424	437
Ipoteka-Bank ATIB,
17.50%, 10/9/28	UZS	10,450,000	866
20.50%, 4/25/27		15,590,000	1,337
TBC Bank Group PLC,
22.00%, 6/5/28 (a)		15,360,000	1,263
Uzbek Industrial & Construction Bank ATB,
21.00%, 7/24/27		141,910,000	12,482
			18,153
Loan Participation Notes (0.5%)
Europe Asia Investment Finance BV,
18.70%, 7/21/26 (g)		25,786,585	2,115

Sovereign (3.2%)
Asian Development Bank,
14.50%, 6/26/28		7,716,500	648
National Bank of Uzbekistan,
19.88%, 7/5/27		14,170,000	1,201
Republic of Uzbekistan International Bond,
15.50%, 2/25/28		42,000,000	3,608
16.25%, 10/12/26		55,720,000	4,726
16.63%, 5/29/27		40,000,000	3,435
			13,618
			33,886
Venezuela (1.1%)
Sovereign (1.1%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (c)(d)		$964	282
5.50%, 4/12/37 (c)(d)		414	124
6.00%, 5/16/24 - 10/28/49 (c)(d)		4,299	1,301
9.00%, 11/17/21 (c)(d)		277	100
9.75%, 5/17/35 (c)(d)		622	232
12.75%, 2/17/22 (c)(d)		422	163
Venezuela Government International Bond,
6.00%, 12/9/20 (c)(d)		246	81
7.00%, 3/31/38 (c)(d)		200	77
7.65%, 4/21/25 (c)(d)		523	192
7.75%, 10/13/19 (c)(d)		393	138
8.25%, 10/13/24 (c)(d)		1,170	433
9.00%, 5/7/49 (c)(d)		272	105
9.25%, 9/15/27 - 5/7/28 (c)(d)		2,413	1,020
9.38%, 1/13/34 (c)(d)		60	26
11.75%, 10/21/26 (c)(d)		279	124
11.95%, 8/5/31 (c)(d)		224	99
12.75%, 8/23/22 (c)(d)		160	72
			4,569
Zambia (1.1%)
Sovereign (1.1%)
Zambia Government Bond,
16.00%, 10/27/28 - 11/24/28	ZMW	6,652	343
16.10%, 1/26/31		5,116	261
16.49%, 11/24/30		5,885	305
16.85%, 1/26/33		7,196	368
16.95%, 12/22/32		5,225	271
17.00%, 11/24/32		6,896	354
17.19%, 1/26/36		12,312	629
17.50%, 11/24/35 - 12/22/35		13,933	720
18.79%, 1/26/41		5,117	262
18.99%, 10/27/40 - 11/24/40		12,723	657
19.00%, 6/23/35 - 9/29/35		6,011	326
22.50%, 11/25/34		2,302	147
			4,643
TOTAL FIXED INCOME SECURITIES (Cost $327,436)			358,701

SHORT-TERM INVESTMENTS (15.4%)
U.S. Treasury Security (2.2%)
U.S. Treasury Bill
3.69%, 3/3/26 (Cost $9,301) (h)		$9,330	9,303

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Shares	Value (000)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 3.53% (Cost $8,856) (i)	8,855,637	$8,856

	Face Amount (000)
Sovereign (11.1%)
Albania (0.2%)
Albanian Treasury Bill,
2.35%, 1/28/27	ALL	77,110	914
2.70%, 3/12/26		9,300	114
			1,028
Egypt (3.4%)
Egypt Treasury Bill,
25.20%, 6/23/26	EGP	73,525	1,434
25.40%, 3/24/26		70,500	1,456
25.50%, 3/24/26		54,625	1,128
25.51%, 7/7/26		71,275	1,378
25.54%, 10/27/26		172,525	3,142
25.80%, 7/7/26		40,725	787
25.84%, 7/7/26		81,475	1,575
25.89%, 7/7/26		20,375	394
25.90%, 6/16/26		18,050	354
25.95%, 6/16/26		28,125	551
25.99%, 7/7/26		20,375	394
27.00%, 2/17/26		39,225	831
27.50%, 5/12/26		45,475	911
			14,335
Nigeria (7.3%)
Nigeria OMO Bill,
17.99%, 4/7/26	NGN	516,930	361
18.18%, 7/7/26		310,158	206
18.70%, 2/17/26		206,772	149
19.39%, 7/7/26		206,772	137
19.70%, 3/24/26		1,120,124	785
19.71%, 5/5/26		228,778	157
19.85%, 7/10/26(e)		228,778	152
20.11%, 2/17/26		103,386	74
20.13%, 4/21/26		1,120,124	775
20.23%, 1/12/27		3,898,429	2,363
20.68%, 6/2/26		223,310	151
20.72%, 1/12/27		723,701	437
20.75%, 4/21/26		293,473	203
20.77%, 3/10/26		158,000	112
20.80%, 3/10/26		2,100,000	1,484
20.84%, 3/10/26		910,000	643
20.86%, 3/10/26		315,000	223
20.90%, 4/28/26		3,324,060	2,293
20.91%, 5/5/26		513,174	353
20.93%, 7/14/26		513,174	340
21.08%, 3/24/26		3,360,373	2,355
21.10%, 7/7/26		213,570	142
21.16%, 7/28/26		513,174	337
21.23%, 4/28/26		1,371,500	946
21.29%, 7/28/26		213,571	140
21.34%, 2/3/26		868,442	626
21.34%, 6/23/26		133,082	89
21.35%, 4/21/26		179,611	124
21.42%, 5/5/26		166,782	115
21.43%, 8/11/26		832,925	543
21.45%, 5/5/26		256,587	176
21.46%, 4/21/26		384,881	266
21.47%, 4/21/26		526,004	364
21.48%, 4/21/26		504,056	349
21.50%, 5/5/26		484,117	333
21.51%, 5/5/26		256,587	176
21.53%, 4/28/26		256,587	177
21.55%, 7/28/26		213,571	140
21.60%, 4/28/26		384,881	265
21.66%, 6/23/26		3,324,059	2,224
21.83%, 4/28/26		532,329	367
21.84%, 4/21/26		256,587	178
21.84%, 5/5/26		256,587	176
21.90%, 4/21/26		207,061	143
22.05%, 9/22/26		832,925	532
22.06%, 5/5/26		455,061	313
22.12%, 5/5/26		213,571	147
22.22%, 5/12/26		106,785	73
22.34%, 3/17/26		103,530	73
22.35%, 5/12/26		412,244	282
22.36%, 3/10/26		104,000	73

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Nigeria (cont’d)
22.41%, 5/26/26	NGN	427,141	$290
22.47%, 2/17/26		851,727	612
22.56%, 5/26/26		201,094	137
22.56%, 6/30/26		5,540,099	3,692
22.58%, 5/5/26		1,143,748	786
22.64%, 5/19/26		1,655,760	1,129
22.65%, 5/26/26		150,821	102
22.74%, 6/23/26		1,371,500	918
			31,308
Uruguay (0.2%)
Uruguay Monetary Regulation Bill, 7.20%, 3/25/26	UYU	29,813	761
Total Sovereign (Cost $45,773)			47,432
TOTAL SHORT-TERM INVESTMENTS (Cost $63,930)			65,591
TOTAL INVESTMENTS EXCLUDING PURCHASED OPTIONS (99.9%) (Cost $391,366)			424,292
TOTAL PURCHASED OPTIONS OUTSTANDING (0.1%) (Cost $567)			358
TOTAL INVESTMENTS (100%) (Cost $391,933)(j)(k)			424,650
LIABILITIES IN EXCESS OF OTHER ASSETS			(31,653)
NET ASSETS			$392,997

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Floating or variable rate securities: The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2026. Maturity date disclosed is the ultimate maturity date.
(g)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(h)	Rate shown is the yield to maturity at January 31, 2026.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended January 31, 2026, advisory fees paid were reduced by $4,000 relating to the Fund’s investment in the Liquidity Fund.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)	At January 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,616,000 and the aggregate gross unrealized depreciation is approximately $16,427,000, resulting in net unrealized appreciation of approximately $38,189,000.
JSC	Joint Stock Company.
PIK	Payment-in-Kind.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2026:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CLP	895,000		$1,011	2/20/26	$(13)
Bank of America NA	UGX	722,903		$185	11/16/26	(4)
Bank of America NA		$710	EGP	35,623	6/24/26	2
Bank of America NA		$211	IDR	3,570,051	3/25/26	1
Bank of America NA		$672	KZT	367,166	11/2/26	(7)
Bank of America NA		$652	PHP	37,405	5/12/26	(19)
Barclays Bank PLC	EUR	329	CZK	8,000	3/18/26	(1)
Barclays Bank PLC	EUR	442	HUF	171,600	3/18/26	6
Barclays Bank PLC	EUR	505	PLN	2,150	3/18/26	5
Barclays Bank PLC	EUR	937	PLN	4,000	3/18/26	12
Barclays Bank PLC	EUR	2,974	PLN	12,621	3/18/26	20
Barclays Bank PLC	EUR	21,509	PLN	91,298	3/18/26	146
Barclays Bank PLC	EUR	1,156	PLN	4,909	3/18/26	8
Barclays Bank PLC	EUR	13,322	PLN	56,377	2/6/26	73
Barclays Bank PLC	EUR	12,596	PLN	52,997	2/3/26	(14)
Barclays Bank PLC	EUR	12,589	PLN	52,997	2/10/26	(12)
Barclays Bank PLC	HUF	442,000	EUR	1,139	3/18/26	(17)
Barclays Bank PLC	INR	529,000		$5,824	3/18/26	89
Barclays Bank PLC	INR	257,900		$2,796	3/18/26	(—@ )
Barclays Bank PLC	MYR	23,240		$5,736	3/18/26	(165)
Barclays Bank PLC	PLN	19,911	EUR	4,565	9/2/26	(142)
Barclays Bank PLC	PLN	20,466	EUR	4,681	9/4/26	(159)
Barclays Bank PLC	PLN	40,768	EUR	9,361	9/8/26	(271)
Barclays Bank PLC	PLN	29,908	EUR	6,869	9/9/26	(196)
Barclays Bank PLC	PLN	8,085	EUR	1,905	3/18/26	(13)
Barclays Bank PLC	PLN	48,969	EUR	11,537	3/18/26	(78)
Barclays Bank PLC	PLN	820	EUR	193	3/18/26	(1)
Barclays Bank PLC	PLN	52,997	EUR	12,594	2/3/26	12
Barclays Bank PLC	RON	2,803	EUR	510	5/12/26	(42)
Barclays Bank PLC	TRY	22,963		$433	3/23/26	(76)
Barclays Bank PLC	TRY	88,547		$1,636	3/26/26	(323)
Barclays Bank PLC	TRY	20,426		$381	3/26/26	(71)
Barclays Bank PLC	TRY	19,393		$438	2/20/26	(2)
Barclays Bank PLC		$1,546	BRL	8,430	3/3/26	46
Barclays Bank PLC		$265	IDR	4,479,277	3/25/26	2
Barclays Bank PLC		$212	IDR	3,580,934	3/25/26	1
Barclays Bank PLC		$212	IDR	3,581,199	3/25/26	1
Barclays Bank PLC		$1,524	MXN	28,000	3/18/26	72
Barclays Bank PLC		$659	MYR	2,709	3/18/26	29

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$1,097	MYR	4,509	3/18/26	$48
Barclays Bank PLC		$561	MYR	2,304	3/18/26	24
Barclays Bank PLC		$742	MYR	3,048	3/18/26	32
Barclays Bank PLC		$730	MYR	3,000	3/18/26	32
Barclays Bank PLC		$673	MYR	2,756	3/18/26	27
Barclays Bank PLC		$508	MYR	2,083	3/18/26	21
Barclays Bank PLC		$598	MYR	2,449	3/18/26	24
Barclays Bank PLC		$995	MYR	4,076	3/18/26	40
Barclays Bank PLC		$4,167	MYR	17,049	3/18/26	163
Barclays Bank PLC		$4,899	MYR	20,047	3/18/26	191
Barclays Bank PLC		$5,513	MYR	22,560	3/18/26	215
Barclays Bank PLC		$8,155	MYR	33,370	3/18/26	318
Barclays Bank PLC		$558	PHP	32,000	5/12/26	(16)
Barclays Bank PLC		$2,045	TRY	108,973	3/26/26	366
Barclays Bank PLC		$2,882	TRY	159,298	11/19/26	90
Barclays Bank PLC		$3,718	TRY	164,663	2/17/26	27
Barclays Bank PLC		$8,231	TRY	364,374	2/20/26	37
Barclays Bank PLC		$458	TRY	20,283	2/20/26	2
Barclays Bank PLC		$210	TRY	9,462	3/18/26	1
BNP Paribas SA	IDR	10,901,194		$651	3/25/26	2
BNP Paribas SA	IDR	7,495,900		$447	3/25/26	1
BNP Paribas SA	IDR	4,041,550		$241	3/25/26	—@
BNP Paribas SA	IDR	2,053,228		$122	3/25/26	(—@ )
BNP Paribas SA	MXN	300,714		$16,369	3/18/26	(771)
BNP Paribas SA	PHP	396,296		$7,069	5/12/26	357
BNP Paribas SA		$460	BRL	2,500	3/3/26	12
BNP Paribas SA		$1,325	MXN	24,341	3/18/26	62
BNP Paribas SA		$11,423	MXN	209,849	3/18/26	538
BNP Paribas SA		$8,418	MXN	154,649	3/18/26	397
BNP Paribas SA		$1,573	PHP	90,000	5/12/26	(49)
BNP Paribas SA		$410	THB	13,000	3/18/26	5
Citibank NA	COP	8,105,000		$2,179	2/20/26	(6)
Citibank NA	UGX	1,151,604		$326	2/3/26	3
Citibank NA	UGX	1,219,225		$342	2/10/26	—@
Citibank NA	UGX	344,769		$93	5/13/26	(2)
Citibank NA	UGX	656,054		$186	4/21/26	5
Citibank NA	UGX	1,151,604		$314	5/4/26	(3)
Citibank NA	UGX	1,151,604		$323	2/3/26	(1)
Citibank NA		$359	BRL	1,954	3/3/26	10
Citibank NA		$415	CLP	379,300	3/18/26	19

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
First Quarter Report − January 31, 2026 (unaudited)
Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$15,347	CNH	107,775	3/18/26	$176
Citibank NA		$14,303	CNH	100,438	3/18/26	164
Citibank NA		$7,439	CNH	52,240	3/18/26	85
Citibank NA		$4,212	COP	16,122,600	3/18/26	113
Citibank NA		$510	COP	1,898,900	2/20/26	2
Citibank NA		$17,520	COP	65,541,000	3/18/26	59
Citibank NA		$348	COP	1,300,000	3/18/26	1
Citibank NA		$8,056	EGP	424,500	9/15/26	203
Citibank NA		$892	IDR	14,872,000	3/25/26	(7)
Citibank NA		$570	KES	76,687	2/3/27	1
Citibank NA		$935	PEN	3,150	3/18/26	(1)
Citibank NA		$869	PHP	49,862	5/12/26	(25)
Citibank NA		$613	PHP	35,881	5/12/26	(5)
Citibank NA		$8,695	TWD	272,100	3/18/26	(25)
Citibank NA		$371	UGX	1,371,292	2/10/26	14
Citibank NA		$323	UGX	1,151,604	2/3/26	—@
Citibank NA		$323	UGX	1,151,604	2/3/26	1
Citibank NA		$185	VND	4,931,911	2/26/26	4
Citibank NA		$265	VND	7,075,279	3/18/26	6
Citibank NA		$703	VND	18,667,190	4/13/26	12
Citibank NA		$267	VND	7,015,116	5/8/26	1
Citibank NA	VND	7,015,116		$269	2/9/26	(1)
Deutsche Bank AG	KZT	924,198		$1,817	2/27/26	1
Deutsche Bank AG		$1,109	KZT	677,230	10/15/26	125
Deutsche Bank AG		$1,109	KZT	635,482	4/17/26	118
Deutsche Bank AG		$1,331	KZT	761,646	4/17/26	140
Deutsche Bank AG		$1,109	KZT	635,925	4/17/26	119
Deutsche Bank AG		$1,109	KZT	636,868	4/16/26	121
Deutsche Bank AG		$674	KZT	386,011	4/23/26	70
Deutsche Bank AG		$1,347	KZT	771,349	4/24/26	138
Deutsche Bank AG		$1,347	KZT	821,200	10/23/26	145
Deutsche Bank AG		$2,075	KZT	1,255,519	10/27/26	204
Deutsche Bank AG		$762	KZT	450,653	11/3/26	54
Deutsche Bank AG		$762	KZT	438,950	8/10/26	52
Deutsche Bank AG		$763	KZT	438,806	8/7/26	53
Deutsche Bank AG		$3,115	KZT	1,664,944	6/8/26	42
Deutsche Bank AG		$433	KZT	235,800	6/22/26	12
Deutsche Bank AG		$956	KZT	499,874	4/8/26	12
Deutsche Bank AG		$699	KZT	374,390	7/22/26	—@
Deutsche Bank AG		$1,152	KZT	613,000	7/27/26	(9)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
First Quarter Report − January 31, 2026 (unaudited)
Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG		$14,511	ZAR	248,380	2/5/26	$862
Deutsche Bank AG	ZAR	62,960		$3,678	2/5/26	(219)
Deutsche Bank AG	ZAR	570		$33	2/5/26	(2)
Deutsche Bank AG	ZAR	202,797		$11,848	2/5/26	(704)
Deutsche Bank AG	ZAR	146,420		$8,554	2/5/26	(508)
Goldman Sachs International	BRL	39,674		$7,226	3/3/26	(265)
Goldman Sachs International	CLP	66,346		$72	3/18/26	(4)
Goldman Sachs International	COP	15,751,829		$4,043	3/18/26	(182)
Goldman Sachs International	COP	20,713,539		$5,317	3/18/26	(239)
Goldman Sachs International	COP	16,122,600		$4,138	3/18/26	(186)
Goldman Sachs International	CZK	118,170	EUR	4,873	3/18/26	30
Goldman Sachs International	CZK	8,000	EUR	328	3/18/26	—@
Goldman Sachs International	EUR	6,581	CZK	159,598	3/18/26	(40)
Goldman Sachs International	EUR	3,946	CZK	95,709	3/18/26	(24)
Goldman Sachs International	EUR	9,733	CZK	236,037	3/18/26	(60)
Goldman Sachs International	EUR	7,617	HUF	2,938,085	3/18/26	57
Goldman Sachs International	EUR	446	HUF	171,618	3/18/26	2
Goldman Sachs International	EUR	964	HUF	370,500	3/18/26	3
Goldman Sachs International	EUR	2,903		$3,448	2/6/26	6
Goldman Sachs International	HUF	545,314	EUR	1,414	3/18/26	(11)
Goldman Sachs International	IDR	184,151,106		$11,042	3/25/26	80
Goldman Sachs International	IDR	2,783,027		$165	3/25/26	(—@ )
Goldman Sachs International	IDR	1,857,079		$110	3/25/26	(—@ )
Goldman Sachs International	IDR	5,358,038		$319	3/25/26	—@
Goldman Sachs International	IDR	97,792,000		$5,776	3/25/26	(45)
Goldman Sachs International	IDR	72,273,809		$4,275	3/25/26	(28)
Goldman Sachs International	MXN	73,869		$4,172	2/20/26	(49)
Goldman Sachs International	RON	8,400	EUR	1,641	3/18/26	(1)
Goldman Sachs International		$28,792	BRL	158,073	3/3/26	1,055
Goldman Sachs International		$5,445	BRL	29,896	3/3/26	200
Goldman Sachs International		$1,507	CLP	1,383,891	3/18/26	76
Goldman Sachs International		$7,459	CLP	6,850,494	3/18/26	378
Goldman Sachs International		$752	CNH	5,280	3/18/26	9
Goldman Sachs International		$486	COP	1,893,150	3/18/26	22
Goldman Sachs International		$3,569	COP	13,903,486	3/18/26	160
Goldman Sachs International		$340	COP	1,262,160	3/18/26	(1)
Goldman Sachs International		$550	EGP	27,092	3/11/26	13
Goldman Sachs International		$695	EGP	35,259	7/7/26	7
Goldman Sachs International		$8,102	IDR	135,111,289	3/25/26	(59)
Goldman Sachs International		$3,360	IDR	56,039,943	3/25/26	(24)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
First Quarter Report − January 31, 2026 (unaudited)
Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$159	IDR	2,688,749	3/25/26	$1
Goldman Sachs International		$307	IDR	5,188,140	3/25/26	2
Goldman Sachs International		$2,910	KZT	1,509,821	3/9/26	45
Goldman Sachs International		$560	MYR	2,305	3/18/26	25
Goldman Sachs International		$658	MYR	2,711	3/18/26	30
Goldman Sachs International		$1,096	MYR	4,512	3/18/26	50
Goldman Sachs International		$741	MYR	3,050	3/18/26	34
Goldman Sachs International		$508	MYR	2,082	3/18/26	21
Goldman Sachs International		$597	MYR	2,448	3/18/26	24
Goldman Sachs International		$994	MYR	4,075	3/18/26	41
Goldman Sachs International		$672	MYR	2,755	3/18/26	27
Goldman Sachs International		$1,275	PHP	74,558	5/12/26	(12)
Goldman Sachs International		$572	THB	17,800	3/18/26	(4)
Goldman Sachs International		$4,617	TWD	146,000	7/8/26	65
Goldman Sachs International		$265	VND	7,015,116	2/9/26	5
Goldman Sachs International		$131	VND	3,492,984	3/12/26	3
Goldman Sachs International		$291	ZAR	4,800	3/18/26	5
HSBC Bank PLC		$1,057	INR	95,424	3/18/26	(23)
HSBC Bank PLC		$3,214	INR	290,094	3/18/26	(69)
HSBC Bank PLC		$31,600	INR	2,852,490	3/18/26	(677)
HSBC Bank PLC		$1,542	INR	140,000	3/18/26	(24)
HSBC Bank PLC		$866	TRY	38,269	2/12/26	8
HSBC Bank PLC		$653	TRY	28,831	2/12/26	5
HSBC Bank PLC		$43	TRY	1,906	2/12/26	—@
HSBC Bank PLC		$433	TRY	19,066	2/12/26	3
JPMorgan Chase Bank NA	EUR	1,547	HUF	592,864	2/10/26	7
JPMorgan Chase Bank NA	EUR	4,936	HUF	1,887,510	3/18/26	(15)
JPMorgan Chase Bank NA	EUR	524	RON	2,803	5/12/26	25
JPMorgan Chase Bank NA	EUR	4,080	RON	20,886	3/18/26	3
JPMorgan Chase Bank NA	EUR	527	RON	2,699	3/18/26	—@
JPMorgan Chase Bank NA	EUR	977	RON	5,000	3/18/26	1
JPMorgan Chase Bank NA	PEN	4,605		$1,363	3/18/26	(2)
JPMorgan Chase Bank NA	PEN	9,556		$2,829	3/18/26	(5)
JPMorgan Chase Bank NA	PEN	27,146		$8,035	3/18/26	(14)
JPMorgan Chase Bank NA	PEN	4,200		$1,248	2/20/26	2
JPMorgan Chase Bank NA	RON	14,890	EUR	2,909	3/18/26	(2)
JPMorgan Chase Bank NA		$2,502	EGP	123,039	3/18/26	50
JPMorgan Chase Bank NA		$2	EGP	121	4/21/26	—@
JPMorgan Chase Bank NA		$3,502	KZT	1,802,434	2/17/26	54
JPMorgan Chase Bank NA		$138	MNT	529,927	9/28/26	6

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
First Quarter Report − January 31, 2026 (unaudited)
Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$3,979	PEN	13,441	3/18/26	$7
JPMorgan Chase Bank NA		$1,751	PEN	5,914	3/18/26	3
JPMorgan Chase Bank NA		$2,155	TRY	106,293	7/28/26	(7)
JPMorgan Chase Bank NA		$186	VND	4,923,417	4/22/26	3
JPMorgan Chase Bank NA		$191	VND	5,076,909	4/22/26	3
Standard Chartered Bank	EUR	806		$958	2/6/26	3
Standard Chartered Bank	IDR	8,635,900		$514	3/25/26	—@
Standard Chartered Bank	MXN	17,900		$986	3/18/26	(34)
Standard Chartered Bank	PLN	1,900	EUR	450	3/18/26	(1)
Standard Chartered Bank	THB	156,500		$4,996	3/18/26	8
Standard Chartered Bank	UGX	661,735		$185	4/16/26	2
Standard Chartered Bank	UGX	1,321,616		$371	4/16/26	4
Standard Chartered Bank	UGX	995,382		$278	4/17/26	2
Standard Chartered Bank	UGX	1,325,323		$371	4/17/26	4
Standard Chartered Bank	UGX	683,978		$185	10/20/26	4
Standard Chartered Bank	UGX	688,612		$185	10/23/26	3
Standard Chartered Bank	UGX	667,295		$185	4/22/26	1
Standard Chartered Bank	UGX	689,539		$185	10/21/26	3
Standard Chartered Bank	UGX	681,197		$185	7/24/26	1
Standard Chartered Bank	UGX	679,344		$185	7/28/26	2
Standard Chartered Bank	UGX	1,380,931		$371	11/3/26	7
Standard Chartered Bank	UGX	1,002,333		$278	5/4/26	2
Standard Chartered Bank	UGX	667,295		$185	5/4/26	2
Standard Chartered Bank	UGX	345,233		$93	11/6/26	2
Standard Chartered Bank	UGX	692,690		$185	11/10/26	3
Standard Chartered Bank	UGX	692,319		$185	11/10/26	3
Standard Chartered Bank	UGX	696,026		$185	11/12/26	2
Standard Chartered Bank	UGX	353,111		$93	11/13/26	(—@ )
Standard Chartered Bank		$106	IDR	1,789,172	3/25/26	1
Standard Chartered Bank		$986	MXN	17,900	3/18/26	34
Standard Chartered Bank		$6,673	PHP	383,000	5/12/26	(186)
Standard Chartered Bank		$518	PHP	30,290	5/12/26	(5)
Standard Chartered Bank		$335	UGX	1,239,488	4/17/26	9
Standard Chartered Bank		$185	VND	4,916,193	4/13/26	3
Standard Chartered Bank		$54	ZMW	1,056	2/2/26	(—@ )
Standard Chartered Bank	ZAR	53,000		$3,070	3/18/26	(201)
State Street Bank and Trust Co.	EUR	4,725		$5,552	2/6/26	(50)
State Street Bank and Trust Co.	EUR	429		$521	1/25/27	5
State Street Bank and Trust Co.	PHP	251,700		$4,469	5/12/26	206
State Street Bank and Trust Co.	PHP	85,000		$1,523	5/12/26	83

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
First Quarter Report − January 31, 2026 (unaudited)
Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.		$821	EUR	700	2/6/26	$8
State Street Bank and Trust Co.		$925	MXN	17,000	3/18/26	44
State Street Bank and Trust Co.		$1,386	MYR	5,677	3/18/26	56
State Street Bank and Trust Co.		$1,833	MYR	7,512	3/18/26	74
State Street Bank and Trust Co.		$1,629	MYR	6,675	3/18/26	66
State Street Bank and Trust Co.		$2,712	MYR	11,111	3/18/26	109
State Street Bank and Trust Co.		$993	PEN	3,351	3/18/26	—@
UBS AG	BRL	27,220		$4,967	3/3/26	(173)
UBS AG	BRL	20,411		$3,747	3/3/26	(107)
UBS AG	CNH	40,430		$5,816	2/24/26	1
UBS AG	CZK	56,800	EUR	2,335	3/18/26	6
UBS AG	EUR	947	HUF	363,880	3/18/26	3
UBS AG	EUR	446	HUF	171,618	3/18/26	2
UBS AG	EUR	450	HUF	172,770	3/18/26	1
UBS AG	EUR	542	HUF	208,231	3/18/26	1
UBS AG	EUR	4,563		$5,347	2/6/26	(63)
UBS AG	EUR	1,924		$2,255	2/6/26	(26)
UBS AG	EUR	78		$91	2/6/26	(1)
UBS AG	EUR	3,719		$4,357	2/6/26	(51)
UBS AG	EUR	678		$794	2/6/26	(9)
UBS AG	EUR	9,575		$11,220	2/6/26	(131)
UBS AG	EUR	158		$186	2/6/26	(2)
UBS AG	EUR	11,345		$13,294	2/6/26	(156)
UBS AG	EUR	1,896		$2,253	2/6/26	6
UBS AG	IDR	1,857,942		$110	3/25/26	(—@ )
UBS AG	MXN	32,131		$1,806	2/20/26	(30)
UBS AG	PLN	17,200	EUR	4,073	3/18/26	(2)
UBS AG	THB	46,443		$1,460	3/18/26	(21)
UBS AG	THB	69,030		$2,170	3/18/26	(31)
UBS AG		$364	EUR	310	2/6/26	4
UBS AG		$197	EUR	168	2/6/26	2
UBS AG		$19,167	EUR	16,357	2/6/26	225
UBS AG		$41,083	EUR	35,060	2/6/26	481
UBS AG		$6,836	EUR	5,834	2/6/26	80
UBS AG		$584	EUR	498	2/6/26	7
UBS AG		$1,353	EUR	1,147	2/6/26	7
UBS AG		$106	IDR	1,793,876	3/25/26	1
UBS AG		$25,395	THB	808,012	3/18/26	359

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
First Quarter Report − January 31, 2026 (unaudited)
Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG		$448	TRY	22,963	3/23/26	$61
UBS AG	ZAR	72,400		$4,401	3/18/26	(67)
						$3,964

Call Options Purchased:

The Fund had the following call options purchased open at January 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	USD/INR	INR91.00	Feb–26	7,652,000	$7,652	$83	$15	$68
JPMorgan Chase Bank NA	USD/INR	INR91.00	Feb–26	1,400,000	1,400	16	4	12
Barclays Bank PLC	USD/COP	COP4,000.00	Feb–26	3,940,000	3,940	3	38	(35)
Barclays Bank PLC	USD/COP	COP4,000.00	Feb–26	4,570,000	4,570	5	51	(46)
						$107	$108	$(1)

Put Options Purchased:

The Fund had the following put options purchased open at January 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Standard Chartered Bank	USD/CNH	CNH6.95	Apr–26	12,000,000	$12,000	$61	$56	$5
BNP Paribas SA	USD/CNH	CNH6.95	Apr–26	24,060,000	24,060	131	126	5
JPMorgan Chase Bank NA	USD/INR	INR85.50	Jan–29	9,800,000	9,800	27	80	(53)
JPMorgan Chase Bank NA	USD/INR	INR85.50	Jan–29	11,200,000	11,200	32	95	(63)
Citibank NA	USD/INR	INR87.00	Feb–26	2,900,000	2,900	—@	16	(16)
Citibank NA	USD/INR	INR87.00	Feb–26	2,400,000	2,400	—@	15	(15)
Citibank NA	USD/INR	INR87.00	Feb–26	2,500,000	2,500	—@	16	(16)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
First Quarter Report − January 31, 2026 (unaudited)
Portfolio of Investments (cont’d)

Put Options Purchased: (cont’d)

The Fund had the following put options purchased open at January 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/INR	INR87.00	Feb–26	2,700,000	$2,700	$	—@	$17	$(17)
Standard Chartered Bank	USD/INR	INR87.00	Feb–26	5,640,000	5,640		—@	38	(38)
							$251	$459	$(208)

Call Options Written:

The Fund had the following call options written open at January 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	USD/BRL	BRL7.00	Jul–14	6,303,000	$6,303	$(164)	$(424)	$260
Citibank NA	USD/INR	INR91.00	Feb–09	2,400,000	2,400	(22)	(11)	(11)
Citibank NA	USD/INR	INR91.00	Feb–05	2,900,000	2,900	(25)	(12)	(13)
Citibank NA	USD/INR	INR91.00	Feb–10	2,500,000	2,500	(24)	(11)	(13)
JPMorgan Chase Bank NA	USD/INR	INR91.00	Feb–10	2,700,000	2,700	(26)	(12)	(14)
Standard Chartered Bank	USD/INR	INR91.00	Feb–24	5,640,000	5,640	(63)	(21)	(42)
						$(324)	$(491)	$167

Put Options Written:

The Fund had the following put options written open at January 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Received (000)	Unrealized Appreciation (000)
Citibank NA	USD/INR	INR84.50	Feb–26	2,900,000	$2,900	$	—@	$(4)	$4
Citibank NA	USD/INR	INR84.50	Feb–26	2,400,000	2,400		—@	(4)	4
Citibank NA	USD/INR	INR84.50	Feb–26	2,500,000	2,500		—@	(4)	4
JPMorgan Chase Bank NA	USD/INR	INR84.50	Feb–26	2,700,000	2,700		—@	(4)	4
Standard Chartered Bank	USD/INR	INR84.50	Feb–26	5,640,000	5,640		—@	(9)	9
BNP Paribas SA	USD/KRW	KRW1,310.00	Feb–26	8,060,000	8,060		—@	(66)	66
						$	—@	$(91)	$91

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
First Quarter Report − January 31, 2026 (unaudited)
Portfolio of Investments (cont’d)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2026:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	2	Mar-26	EUR	(200)	$(260)	$4
German Euro-Bobl Index (Germany)	21	Mar-26		(2,100)	(2,903)	—
German Euro-Bund Index (Germany)	1	Mar-26		(100)	(152)	—@
U.S. Treasury Long Bond Index (United States)	7	Mar-26		$(700)	(806)	12
U.S. Treasury 5 yr. Note (United States)	51	Mar-26		(5,100)	(5,555)	36
U.S. Treasury 10 yr. Note (United States)	54	Mar-26		(5,400)	(6,039)	74
U.S. Treasury 10 yr. Ultra Note (United States)	4	Mar-26		(400)	(457)	7
						$133

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at January 31, 2026:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	6.93%	Monthly/Monthly	12/15/27	MXN	285,000	$(24)	$—	$(24)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	7.30	Monthly/Monthly	12/9/27		300,300	91	—	91
Morgan Stanley & Co. LLC	3 Month KLIBOR	Receive	3.53	Quarterly/Quarterly	3/18/31	MYR	4,700	(—@ )	—	(—@ )
Morgan Stanley & Co. LLC	3 Month KLIBOR	Receive	3.52	Maturity/Quarterly	3/18/31		11,000	—@	—	—@
Goldman Sachs International	3 Month KLIBOR	Pay	3.09	Quarterly/Quarterly	9/17/30		5,730	(26)	—	(26)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.18	Quarterly/Quarterly	9/17/30		10,100	(35)	—	(35)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.18	Quarterly/Quarterly	9/17/30		28,000	(95)	—	(95)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.18	Quarterly/Quarterly	12/17/30		11,000	(41)	—	(41)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.33	Quarterly/Quarterly	12/17/30		6,200	(12)	—	(12)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.37	Quarterly/Quarterly	3/18/31		3,800	(7)	—	(7)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.40	Quarterly/Quarterly	3/18/31		6,900	(10)	—	(10)
BNP Paribas Suisse SA	3 Month KLIBOR	Pay	3.48	Quarterly/Quarterly	6/18/30		105,420	18	—	18
JPMorgan Chase Bank NA	3 Month KLIBOR	Pay	3.68	Quarterly/Quarterly	6/19/29		45,400	102	—	102
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.32	Quarterly/Quarterly	9/17/27	KRW	19,421,000	(168)	—	(168)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.33	Quarterly/Quarterly	6/18/27		36,378,000	(252)	—	(252)
Morgan Stanley & Co. LLC	3 Month WIBOR	Receive	4.61	Annual/Quarterly	9/9/32	PLN	81,200	(68)	—	(68)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
First Quarter Report − January 31, 2026 (unaudited)
Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)		Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	3 Month WIBOR	Receive	4.49%	Annual/Quarterly	8/12/32		18,919	$(6)		$—	$(6)
Morgan Stanley & Co. LLC	3 Month WIBOR	Receive	4.36	Annual/Quarterly	9/17/26		96,590	(408)		—	(408)
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	5.97	Semi-Annual/Annual	3/18/31	HUF	565,100	(—@	)	—	(—@	)
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.33	Semi-Annual/Annual	12/17/30		571,665	24		—	24
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.33	Semi-Annual/Annual	12/17/30		571,665	24		—	24
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.33	Semi-Annual/Annual	12/17/30		571,665	25		—	25
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.36	Semi-Annual/Annual	12/17/30		483,716	23		—	23
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.68	Semi-Annual/Annual	12/17/35		465,584	33		—	33
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.70	Semi-Annual/Annual	12/17/35		111,233	8		—	8
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.70	Semi-Annual/Annual	12/17/35		111,233	9		—	9
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.73	Semi-Annual/Annual	12/17/35		300,000	25		—	25
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.73	Semi-Annual/Annual	12/17/35		300,000	25		—	25
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.87	Semi-Annual/Annual	12/18/34		914,000	110		—	110
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.92	Semi-Annual/Annual	6/19/29		99,867	20		—	20
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.72	Semi-Annual/Semi-Annual	3/18/31	CLP	711,000	(—@	)	—	(—@	)
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.75	Semi-Annual/Semi-Annual	6/18/30		5,150,000	26		—	26
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.79	Semi-Annual/Semi-Annual	6/21/29		2,750,000	25		—	25
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.49	Semi-Annual/Annual	6/18/30	CZK	32,140	21		—	21
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.66	Semi-Annual/Annual	9/17/30		49,170	9		—	9

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.76%	Semi-Annual/Annual	9/18/29		259,000	$126	$—	$126
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.83	Semi-Annual/Annual	3/18/31		19,400	9	—	9
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.85	Semi-Annual/Annual	12/17/30		23,820	13	—	13
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.96	Semi-Annual/Annual	9/20/33		49,943	32	—	32
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.96	Semi-Annual/Annual	9/20/33		20,700	13	—	13
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	4.15	Semi-Annual/Annual	9/20/28		37,900	39	—	39
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	4.33	Semi-Annual/Annual	12/20/33		30	—@	—	—@
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.34	Annual/Semi-Annual	6/18/35	PLN	15,735	(145)	—	(145)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.31	Annual/Semi-Annual	6/18/35		3,054	(26)	—	(26)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.31	Annual/Semi-Annual	12/17/35		1,500	(3)	—	(3)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.31	Annual/Semi-Annual	12/17/35		2,492	(5)	—	(5)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.30	Annual/Semi-Annual	12/17/35		1,400	(3)	—	(3)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.28	Annual/Semi-Annual	12/17/35		519	(1)	—	(1)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.26	Annual/Semi-Annual	12/17/35		519	(—@ )	—	(—@ )
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	3.90	Annual/Semi-Annual	12/17/30		2,878	(4)	—	(4)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	3.88	Annual/Semi-Annual	12/17/30		2,878	(3)	—	(3)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	3.87	Annual/Semi-Annual	12/17/30		2,878	(2)	—	(2)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	3.87	Annual/Semi-Annual	12/17/30		2,878	(2)	—	(2)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.38	Semi-Annual/Annual	12/17/35		10,800	38	—	38
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.59	Semi-Annual/Annual	8/12/32		18,919	15	—	15
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.71	Semi-Annual/Annual	9/9/32		81,200	104	—	104

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.02%	Semi-Annual/Annual	9/18/29		7,600	$99	$—	$99
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.16	Semi-Annual/Annual	6/21/28		17,000	295	—	295
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.26	Semi-Annual/Annual	6/12/28		40,000	726	—	726
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.42	Semi-Annual/Annual	6/19/29		13,500	317	—	317
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.70	Maturity/Maturity	1/4/27	BRL	20,700	(422)	—	(422)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.88	Maturity/Maturity	1/4/27		15,600	(295)	—	(295)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.78	Maturity/Maturity	1/4/27		7,060	(91)	—	(91)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.65	Maturity/Maturity	1/4/27		6,800	(58)	—	(58)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	12.75	Maturity/Maturity	1/2/29		6,200	(16)	—	(16)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	12.96	Maturity/Maturity	1/2/29		28,700	37	—	37
Morgan Stanley & Co. LLC	BRL-CDI	Pay	12.97	Maturity/Maturity	1/2/31		6,694	2	—	2
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.02	Maturity/Maturity	1/2/29		10,040	(1)	—	(1)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.03	Maturity/Maturity	1/2/31		8,000	6	—	6
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.18	Maturity/Maturity	1/2/29		18,380	18	—	18
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.20	Maturity/Maturity	1/2/29		13,712	20	—	20
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.30	Maturity/Maturity	1/2/31		4,982	11	—	11
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.51	Maturity/Maturity	1/2/29		13,456	38	—	38
Morgan Stanley & Co. LLC	BRL-CDI	Pay	14.78	Maturity/Maturity	1/4/27		16,670	41	—	41
Morgan Stanley & Co. LLC	BRL-CDI	Pay	15.23	Maturity/Maturity	1/4/27		16,500	79	—	79
Morgan Stanley & Co. LLC	CNRR	Pay	1.39	Quarterly/Quarterly	6/18/30	CNY	25,942	(35)	—	(35)
Morgan Stanley & Co. LLC	CNRR	Pay	1.44	Quarterly/Quarterly	3/19/30		15,550	(15)	—	(15)
Morgan Stanley & Co. LLC	CNRR	Pay	1.46	Quarterly/Quarterly	3/19/30		12,650	(11)	—	(11)
Morgan Stanley & Co. LLC	CNRR	Pay	1.46	Quarterly/Quarterly	9/17/30		20,210	(21)	—	(21)
Morgan Stanley & Co. LLC	CNRR	Pay	1.48	Quarterly/Quarterly	6/18/30		17,350	(14)	—	(14)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	CNRR	Pay	1.48%	Quarterly/Quarterly	9/17/30		23,940	$(22)	$—	$(22)
Morgan Stanley & Co. LLC	CNRR	Pay	1.50	Quarterly/Quarterly	3/19/30		24,200	(14)	—	(14)
Morgan Stanley & Co. LLC	CNRR	Pay	1.56	Quarterly/Quarterly	9/17/30		14,400	(6)	—	(6)
Morgan Stanley & Co. LLC	CNRR	Pay	1.57	Quarterly/Quarterly	12/17/30		9,460	(4)	—	(4)
Morgan Stanley & Co. LLC	CNRR	Pay	1.58	Quarterly/Quarterly	12/17/30		4,990	(2)	—	(2)
Morgan Stanley & Co. LLC	CNRR	Pay	1.59	Quarterly/Quarterly	12/17/30		5,600	(2)	—	(2)
Morgan Stanley & Co. LLC	CNRR	Pay	1.59	Quarterly/Quarterly	12/17/30		126,600	(37)	—	(37)
Morgan Stanley & Co. LLC	CNRR	Pay	1.61	Quarterly/Quarterly	9/17/30		20,750	(1)	—	(1)
Morgan Stanley & Co. LLC	CNRR	Pay	1.62	Quarterly/Quarterly	3/18/31		12,000	(2)	—	(2)
Morgan Stanley & Co. LLC	CNRR	Pay	1.63	Quarterly/Quarterly	3/18/31		84,400	(8)	—	(8)
Morgan Stanley & Co. LLC	CNRR	Pay	1.63	Quarterly/Quarterly	3/18/31		14,200	(1)	—	(1)
Morgan Stanley & Co. LLC	CNRR	Pay	1.64	Quarterly/Quarterly	12/17/30		10,448	—@	—	—@
Morgan Stanley & Co. LLC	CNRR	Pay	1.73	Quarterly/Quarterly	12/18/29		9,000	7	—	7
Morgan Stanley & Co. LLC	CNRR	Pay	2.03	Quarterly/Quarterly	9/18/29		14,100	33	—	33
Morgan Stanley & Co. LLC	CNRR	Pay	2.12	Quarterly/Quarterly	6/19/29		13,600	36	—	36
Morgan Stanley & Co. LLC	CNRR	Pay	2.39	Quarterly/Quarterly	12/20/28		17,330	58	—	58
Morgan Stanley & Co. LLC	CNRR	Pay	2.42	Quarterly/Quarterly	12/21/27		134,000	317	—	317
Morgan Stanley & Co. LLC	CNRR	Pay	2.44	Quarterly/Quarterly	12/20/28		89,100	318	—	318
Morgan Stanley & Co. LLC	CNRR	Pay	2.48	Quarterly/Quarterly	9/20/28		14,400	50	—	50
Morgan Stanley & Co. LLC	CPIBR	Receive	8.80	Quarterly/Quarterly	12/17/30	COP	2,883,000	61	—	61
Morgan Stanley & Co. LLC	CPIBR	Receive	8.80	Quarterly/Quarterly	12/17/30		2,189,000	46	—	46
Morgan Stanley & Co. LLC	CPIBR	Pay	10.39	Quarterly/Quarterly	3/18/36		15,190,000	(133)	—	(133)
Morgan Stanley & Co. LLC	CPIBR	Pay	10.45	Quarterly/Quarterly	3/18/31		38,000,000	(189)	—	(189)
Morgan Stanley & Co. LLC	CPIBR	Pay	10.64	Quarterly/Quarterly	3/18/36		1,310,000	(6)	—	(6)
Morgan Stanley & Co. LLC	MIBOR	Receive	6.02	Semi-Annual/Semi-Annual	3/18/31	INR	314,300	25	—	25

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.66%	Semi-Annual/Semi-Annual	9/17/30		215,300	$(39)	$—	$(39)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.69	Semi-Annual/Semi-Annual	9/17/30		280,000	(50)	—	(50)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.71	Semi-Annual/Semi-Annual	9/17/30		785,000	(132)	—	(132)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.77	Semi-Annual/Semi-Annual	9/17/30		200,000	(28)	—	(28)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.91	Semi-Annual/Semi-Annual	12/18/29		400,000	(15)	—	(15)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.93	Semi-Annual/Semi-Annual	3/18/31		233,010	(28)	—	(28)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.94	Semi-Annual/Semi-Annual	12/18/29		600,000	(17)	—	(17)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.95	Semi-Annual/Semi-Annual	6/18/30		390,000	(19)	—	(19)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.98	Semi-Annual/Semi-Annual	3/18/31		250,000	(23)	—	(23)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.01	Semi-Annual/Semi-Annual	12/18/29		334,000	(—@ )	—	(—@ )
Morgan Stanley & Co. LLC	MIBOR	Pay	6.03	Semi-Annual/Semi-Annual	12/18/29		430,000	3	—	3
Morgan Stanley & Co. LLC	MIBOR	Pay	6.07	Semi-Annual/Semi-Annual	3/19/30		110,500	3	—	3
Morgan Stanley & Co. LLC	MIBOR	Pay	6.26	Semi-Annual/Semi-Annual	3/20/29		970,400	127	—	127
Morgan Stanley & Co. LLC	MIBOR	Pay	6.28	Semi-Annual/Semi-Annual	12/18/29		312,000	32	—	32
Morgan Stanley & Co. LLC	THOR	Receive	1.41	Quarterly/Quarterly	3/18/31	THB	55,780	8	—	8
Morgan Stanley & Co. LLC	THOR	Receive	1.41	Quarterly/Quarterly	3/18/31		30,841	4	—	4
Morgan Stanley & Co. LLC	THOR	Receive	1.41	Quarterly/Quarterly	3/18/31		27,280	4	—	4
Morgan Stanley & Co. LLC	THOR	Pay	1.26	Quarterly/Quarterly	9/17/30		158,000	(41)	—	(41)
Morgan Stanley & Co. LLC	THOR	Pay	1.38	Quarterly/Quarterly	3/18/31		40,580	(7)	—	(7)
Morgan Stanley & Co. LLC	THOR	Pay	1.41	Quarterly/Quarterly	6/18/30		25,220	(—@ )	—	(—@ )

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	THOR	Pay	1.47%	Quarterly/Quarterly	3/18/31	25,340	$(1)	$—	$(1)
Morgan Stanley & Co. LLC	THOR	Pay	2.68	Quarterly/Quarterly	6/21/33	120,000	277	—	277
Morgan Stanley & Co. LLC	THOR	Pay	2.70	Quarterly/Quarterly	6/19/34	68,480	164	—	164
							$1,117	$—	$1,117

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

@	Value is less than $500.
BIBOR	Bangkok Interbank Offered Rate.
JIBAR	Johannesburg Interbank Agreed Rate.
KLIBOR	Kuala Lumpur Interbank Offered Rate.
KSDA	Korea Securities Dealers Association.
MIBOR	Mumbai Interbank Offered Rate.
PIBOR	Prague Interbank Offered Rate.
THOR	Thai Overnight Repurchase Rate.
TIIE	Interbank Equilibrium Interest Rate.
WIBOR	Warsaw Interbank Offered Rate.
ALL	— Albanian Lek
AMD	— Armenian Dram
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KES	— Kenyan Shilling
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
LKR	— Sri Lankan Rupee
MNT	— Mongolian Tugrik
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
PYG	— Paraguay Guarani
RON	— Romanian New Leu
RSD	— Serbia Dinar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
TZS	— Tanzanian Schilling
UGX	— Ugandan shilling
USD	— United States Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
VND	— Viet Nam Dong
ZAR	— South African Rand
ZMW	— Zambian Kwacha

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	76.5%
Short-Term Investments	15.5
Corporate Bonds	7.5
Other*	0.5
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $16,172,000 and net unrealized appreciation of approximately $133,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $3,964,000. Also does not include open swap agreements with net unrealized appreciation of approximately $1,117,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (“the Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”)(the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$31,702	$—	$31,702
Loan Participation Notes	—	—	2,115	2,115
Sovereign	—	324,884	—	324,884
Total Fixed Income Securities	—	356,586	2,115	358,701
Call Options Purchased	—	107	—	107
Put Options Purchased	—	251	—	251
Short-Term Investments
U.S. Treasury Securities	—	9,303	—	9,303
Investment Company	8,856	—	—	8,856
Sovereign	—	47,432	—	47,432
Total Short-Term Investments	8,856	56,735	—	65,591
Foreign Currency Forward Exchange Contracts	—	11,363	—	11,363
Futures Contracts	133	—	—	133
Centrally Cleared Interest Rate Swap Agreements	—	4,269	—	4,269
Total Assets	8,989	429,311	2,115	440,415
Liabilities:
Call Options Written	—	(324)	—	(324)
Put Options Written	—	— @	—	— @
Foreign Currency Forward Exchange Contracts	—	(7,399)	—	(7,399)
Centrally Cleared Interest Rate Swap Agreements	—	(3,152)	—	(3,152)
Total Liabilities	—	(10,875)	—	(10,875)
Total	$8,989	$418,436	$2,115	$429,540

@	Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Fixed Income (000)
Beginning Balance	$2,152
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(37)
Realized gains (losses)	—
Ending Balance	$2,115
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2026	$(37)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2026:

	Fair Value at January 31, 2026 (000)	Valuation Technique	Unobservable Input	Weighted Average	Impact to Valuation from an Increase in Input*
Fixed Income	$2,115	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.94%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.